Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	At Klarna, cybersecurity risk management is an integral part of our risk management framework. Our cybersecurity risk management program is based on industry best practices and provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments . This framework includes assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-
party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team also engages third-party security experts for risk assessment and system
enhancements.Our cybersecurity risk management program includes processes designed to identify and mitigate digital‑asset‑specific risks, such as private‑key management, third‑party custody and service provider dependencies.  In addition, all employees are required to complete mandatory training on our cybersecurity framework

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	At Klarna, cybersecurity risk management is an integral part of our risk management framework. Our cybersecurity risk management program is based on industry best practices and provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments . This framework includes assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-
party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the Audit Committee (AuditCo) of the board of directors. The
AuditCo is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.  The AuditCo also reports material cybersecurity risks to our full board of directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to monitor such potential cybersecurity risk, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs operate under the direction of our Chief Information
Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our CISO and dedicated personnel are certified and experienced information systems security professionals and information security managers .
Management, including the CISO, our cybersecurity team and our second line risk function, regularly update the AuditCo on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies].

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the Audit Committee (AuditCo) of the board of directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including the CISO, our cybersecurity team and our second line risk function, regularly update the AuditCo on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies].

Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying, considering
and assessing material cybersecurity risks on an ongoing basis, establishing processes to monitor such potential cybersecurity risk, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs operate under the direction of our Chief Information
Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our CISO and dedicated personnel are certified and experienced information systems security professionals and information security managers .
Management, including the CISO, our cybersecurity team and our second line risk function, regularly update the AuditCo on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies].

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity programs operate under the direction of our Chief Information
Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISO and dedicated personnel are certified and experienced information systems security professionals and information security managers
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs operate under the direction of our Chief Information
Security Officer, or CISO who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true